Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Revenues	$ 3,052	$ 18,828	$ 23,293	$ 44,383
Direct costs	991	10,622	22,131	34,419
Gross Profit	2,061	8,206	1,162	9,964
General and administrative	204,410	81,750	777,471	203,482
Research and Development	1,191	888	1,191	888
Amortization and depreciation	93,929	538	137,691	1,109
Total operating expenses	299,530	83,176	916,353	205,479
Operating loss	(297,469)	(74,970)	(915,191)	(195,515)
Other income (expense)	37,718	742	2,287	7,089
Gains (losses) on settlement of debt			248,754
Gain (loss) on derivative liability	(66,203)		(240,344)	0
Gain (loss) on settlement of assets	(70,621)		(70,621)
Interest expenses	(772,585)	(18,639)	(894,649)	(31,307)
Interest income	1		1
Total other income (expense)	(871,690)	(17,897)	(954,572)	(24,218)
Loss before income taxes	(1,169,159)	(92,867)	(1,869,763)	(219,733)
Minority interest loss	(6,014)
Provision for income taxes
Net loss	1,163,145	92,867	1,860,182	219,733
Basic and dilutive	0	0	0	0
Basic and dilutive	$ 76,448,911	$ 50,586,112	$ 69,525,071	$ 50,475,031